Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Rent expense		$ 4,600,000	$ 3,700,000
Construction cost for new restaurant		$ 4,500,000	3,700,000
Loss contingency, estimated recovery from third party	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000).	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000).
Debt owned amount	$ 480,000	$ 480,000
Non-Restaurants [Member]
Commitments and Contingencies Disclosure [Line Items]
Rent expense		$ 50,000	$ 50,000